Reverse Takeover - Schedule of Purchase Price (Details) - Devv Holdings [Member] - DevvStream Corp [Member]	Dec. 31, 2025 USD ($)
Schedule of Purchase Price [Line Items]
Fair value of shares retained by former shareholders of the Company (515,920 post 1:0.9692 consolidation shares at $6.10 (CAD$8.50))	$ 3,147,117
Fair value of replacement warrants of the Company	7,196,286
Total consideration	10,343,403
Cash and cash equivalents	1,661,645
Accounts payable and accrued liabilities	(11,867,129)
Promissory note payable (Note 9)	(3,000,000)
Total net assets (liabilities)	(13,205,484)
Reduction to additional paid in capital as a result of the recapitalization	$ 23,548,887